GENERAL INFORMATION - From BTRC regulatory audit report (Details) ₸ in Millions, ₴ in Millions, ৳ in Millions, $ in Millions, ₨ in Billions						1 Months Ended																4 Months Ended		6 Months Ended	12 Months Ended
	Nov. 19, 2023 USD ($)	Nov. 19, 2023 BDT (৳)	Oct. 13, 2023 USD ($)	Oct. 04, 2023 USD ($)	Sep. 27, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 BDT (৳)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 BDT (৳)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 UAH (₴)	Apr. 30, 2023 PKR (₨)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 UAH (₴)	May 31, 2022 USD ($)	May 31, 2022 UAH (₴)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 UAH (₴)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 UAH (₴)	Mar. 31, 2022 PKR (₨)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 KZT (₸)	Dec. 31, 2023 BDT (৳)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2023 BDT (৳)	Dec. 31, 2023 KZT (₸)	Nov. 30, 2023 BDT (৳)	Sep. 30, 2023 KZT (₸)	Jun. 26, 2023 USD ($)	Jun. 26, 2023 BDT (৳)	Apr. 30, 2023 PKR (₨)	Nov. 11, 2022	Apr. 30, 2022 UAH (₴)	Apr. 30, 2022 PKR (₨)
General information
Repayments of borrowings, classified as financing activities																									$ 1,098.0	$ 1,619.0	$ 1,977.0
KaR-Tel LLP - Term Facility
General information
Proceeds from non-current borrowings																						$ 22.0	₸ 9,800
Facility amount																						$ 33.0			33.0					₸ 15,000		₸ 10,000
2023 Notes At 5.95 percent
General information
Borrowings, interest rate (in percent)																																				5.95%
Debt repayment			$ 39.0
December 2023 notes
General information
Repayments of borrowings, classified as financing activities					$ 243.0
June 2024 notes
General information
Repayments of borrowings, classified as financing activities				$ 406.0
Kyivstar | Raiffeisen Bank Aval
General information
Repayments of borrowings, classified as financing activities										$ 38.0	₴ 1,400
Kyivstar | OTP Bank UAH 490 million loan
General information
Repayments of borrowings, classified as financing activities										21.0	₴ 760		$ 17.0	₴ 490	$ 17.0	₴ 490	$ 17.0	₴ 490	$ 17.0	₴ 490
Notional amount | ₴														₴ 1,250		₴ 1,250				₴ 1,250																	₴ 1,250
PMCL (Pakistan Mobile Communications Ltd) | PKR50BN syndicated credit facility
General information
Proceeds from non-current borrowings										41.0		₨ 10							$ 222.0		₨ 40
PMCL (Pakistan Mobile Communications Ltd) | Syndicated loan with a 10 year maturity
General information
Notional amount										$ 164.0							$ 217.0																		₨ 40			₨ 40
Borrowings term																	10 years	10 years
BDCL (Bangalink Digital Communications Ltd) | Syndicated loan with a 5 year maturity
General information
Proceeds from non-current borrowings						$ 45.0	৳ 5,000
Borrowings term						5 years	5 years
Facility amount						$ 73.0																									৳ 8,000
Bangladesh Telecommunication Regulatory Commission (“BTRC”) regulatory audit report
General information
Regulatory claim																																	$ 76.0	৳ 8,231
Accruals | ৳																													৳ 2,200
Regulatory claim, initial payment	$ 16.0	৳ 1,657						$ 5.0	৳ 500
Regulatory claim, monthly installment																								৳ 146	$ 1.4
Bangladesh Telecommunication Regulatory Commission (“BTRC”) regulatory audit report | Interest
General information
Regulatory claim																																	$ 40.0	৳ 4,307

[1]	* Prior year comparatives for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).